Offerings - Offering: 1	Sep. 15, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 78,664,790.45
Amount of Registration Fee	$ 12,043.58
Offering Note	(a) Calculated as the estimated aggregate maximum purchase price for Shares. (b) Calculated at $153.10 per $1,000,000 of the Transaction Valuation.